Financial Asset Investments - Summary of Financial Asset Investments (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [abstract]
Beginning balance		₨ 911	$ 12	₨ 48,865
Purchase/(Sale) of structured investment		0	0	(44,847)
Changes in fair value (including on investments purchased/sold during the year)		621	9	(4,362)
Investment in bonds	[1]		0	500
Exchange difference		0	0	755
Ending balance		₨ 1,532	$ 21	₨ 911

[1]	Reclassified from short-term investments